RELATED PARTY DISCLOSURES (Details Narrative)							12 Months Ended
	Dec. 10, 2020 shares	Dec. 10, 2020 Integer	Mar. 06, 2020 AUD ($) shares	Oct. 11, 2019 $ / shares	Oct. 11, 2019 AUD ($) shares	Nov. 29, 2018 shares	Jun. 30, 2022 AUD ($) shares Integer	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 AUD ($)	Oct. 04, 2019 $ / shares
IfrsStatementLineItems [Line Items]
Number of shareholders that control more than 50% of the issued capital | Integer							0
Share-based payments expense | $							$ 437,508	$ 714,577	$ (14,441)
Investment | $							$ 11,018	$ 11,018
Number of shares issued price per share | $ / shares											$ 0.4
Options issued							494,350,000	521,850,000
Blockshine Health Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Investments in joint ventures accounted for using equity method | $										$ 250,000
Ownership interest, percentage										49.00%
Genetic Technologies HK Limited [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, percentage							100.00%
Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $							$ 60,000	$ 60,000
Mr. Stanley Sack [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $							$ 107,187	143,172
Mr Michael Tonroe [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued							40,000,000
Share-based payments expense | $							$ 101,043
Mr Carl Stubbings [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued							20,000,000
Share-based payments expense | $							$ 26,459
Mr Kevin Camilleri [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued							20,000,000
Share-based payments expense | $							$ 16,719
Blockshine Technology Corporation [Member]
IfrsStatementLineItems [Line Items]
Investment | $									43,380
Peter Rubinstein and Dr. George Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Sub-underwritten amount | $					$ 2,000,000
Total underwritten amount | $					$ 4,000,000
Description on transaction with related parties					the underwritten offer subsequently was sub-underwritten by Mr. Peter Rubinstein and Dr. Jerzy Muchnicki (each as up to A$1 million) in conjunction with a consortium of non-associated wholesale investors (also as sub-underwriters) who in aggregate equate to the underwritten amount of A$4 million, each in accordance with the terms of their separate sub-underwriting agreements with Lodge Corporate Pty Ltd (each a Sub-Underwriting Agreement).
Number of options issued calculated for every two shares					1
Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of unlisted options issued					125,000,000
Dr. George Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of unlisted options issued					125,000,000
Underwriter Option [Member]
IfrsStatementLineItems [Line Items]
Options expiration term					3 years
Exercise price of options | $ / shares				$ 0.008
Floor exercise price of options | $ / shares				$ 0.004
Lodge corporate [member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $									154,224
Underwriting of capital raise | $									$ 88,000
Percentage of underwriting capital raise									2.00%
Options issued			5,000,000
Value of option issued | $			$ 29,340
Mr. Philips Hains [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $							91,615	224,971
Dr. Jerzy Muchnickis [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $							50,000
Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	125,000,000					76,250,000
Share-based payments expense | $							$ 437,508	$ 622,725
Performance Rights [Member] | Mr Michael Tonroe [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued							40,000,000
Performance Rights [Member] | Mr Carl Stubbings [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued							20,000,000
Performance Rights [Member] | Mr Kevin Camilleri [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued							20,000,000
Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued							83,937,500
Share-based payments expense | $							$ 193,294
Class A Performance Rights [Member] | Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued						7,500,000
Class A Performance Rights [Member] | Dr Lindsay Wakefield [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	5,000,000					3,750,000		3,750,000
Share-based payments expense | $							4,010	$ 9,625
Class A Performance Rights [Member] | Mr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued						6,250,000
Class A Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	7,500,000	7,500,000				5,000,000		5,000,000
Share-based payments expense | $							5,347	$ 12,833
Class A Performance Rights [Member] | Mr Xue Lee [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued						3,750,000
Class A Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	7,500,000	7,500,000				6,250,000		6,250,000
Share-based payments expense | $							$ 6,684	$ 16,042
Class A Performance Rights [Member] | Mr Nicholas Burrows [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	5,000,000
Class A Performance Rights [Member] | Mr Michael Tonroe [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued						40,000,000
Class A Performance Rights [Member] | Mr Carl Stubbings [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued						20,000,000
Class A Performance Rights [Member] | Mr Kevin Camilleri [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued						20,000,000
Class B Performance Rights [Member] | Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued						25,000,000
Class B Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	25,000,000	25,000,000
Class B Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	25,000,000	25,000,000
Class C Performance Rights [Member] | Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued						25,000,000
Class C Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	25,000,000
Class C Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	25,000,000
Class C Performance Rights [Member] | Mr. Stanley Sack [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	3,937,500
Class D Performance Rights [Member] | Mr Simon Morris [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued	60,000,000